Retirement-Related Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement-related plans cost:
Total net periodic pension (income)/cost of defined benefit plans	$ (25)	$ (394)	$ (384)
Total retirement-related benefits net periodic cost	1,832	1,382	1,415
Overfunded Plans
Funded status of plan
Benefit Obligations	13,175	72,296
Fair Value of Plan Assets	16,018	75,364
Funded Status	2,843	3,068
Underfunded Plans
Funded status of plan
Benefit Obligations	89,944	27,576
Fair Value of Plan Assets	70,712	10,772
Funded Status	(19,232)	(16,804)
U.S. Plan(s)
Retirement-related plans cost:
Total retirement-related benefits net periodic cost	415	248	358
U.S. Plan(s) | Underfunded Plans
Funded status of plan
Benefit Obligations	59,358	6,753
Fair Value of Plan Assets	51,256	35
Funded Status	(8,102)	(6,718)
Non-U.S. Plans
Retirement-related plans cost:
Total retirement-related benefits net periodic cost	1,418	1,134	1,057
Non-U.S. Plans | Overfunded Plans
Funded status of plan
Benefit Obligations	13,175	22,633
Fair Value of Plan Assets	16,018	25,105
Funded Status	2,843	2,472
Non-U.S. Plans | Underfunded Plans
Funded status of plan
Benefit Obligations	30,587	20,823
Fair Value of Plan Assets	19,456	10,737
Funded Status	(11,131)	(10,086)
Defined Benefit Pension Plans
Retirement-related plans cost:
Total net periodic pension (income)/cost of defined benefit plans	(40)	(408)	(398)
Funded status of plan
Percentage of funded status (as a percent)	89.00%
Defined Benefit Pension Plans | U.S. Plan(s)
Retirement-related plans cost:
Total net periodic pension (income)/cost of defined benefit plans	(759)	(935)	(906)
Funded status of plan
Benefit Obligations	54,085	51,293	48,354
Fair Value of Plan Assets	51,218	50,259	47,269
Funded Status	(2,866)	(1,034)
Defined Benefit Pension Plans | Non-U.S. Plans
Retirement-related plans cost:
Total net periodic pension (income)/cost of defined benefit plans	734	541	521
Funded status of plan
Benefit Obligations	42,861	42,584	41,308
Fair Value of Plan Assets	35,362	35,722	34,305
Funded Status	(7,499)	(6,861)
Personal Pension Plan (PPP)
Period used in determining benefits (in years)	5 years
Personal Pension Plan (PPP) | U.S. Plan(s)
Retirement-related plans cost:
Total net periodic pension (income)/cost of defined benefit plans	(774)	(949)	(919)
Qualified PPP (Qualified defined benefit pension plans)
Funded status of plan
Percentage of funded status (as a percent)	96.00%
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s)
Funded status of plan
Fair Value of Plan Assets	51,218	50,259
Percentage of funded status (as a percent)	98.00%
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s) | Overfunded Plans
Funded status of plan
Benefit Obligations		49,663
Fair Value of Plan Assets		50,259
Funded Status		596
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s) | Underfunded Plans
Funded status of plan
Benefit Obligations	52,318
Fair Value of Plan Assets	51,218
Funded Status	(1,100)
Excess PPP (Nonqualified defined benefit pension plans) | U.S. Plan(s) | Underfunded Plans
Funded status of plan
Benefit Obligations	1,462	1,360
Funded Status	(1,462)	(1,360)
Retention Plan
Retirement-related plans cost:
Total net periodic pension (income)/cost of defined benefit plans	15	14	13
Retention Plan | U.S. Plan(s)
Retirement-related plans cost:
Total net periodic pension (income)/cost of defined benefit plans	15	14	13
Retention Plan | U.S. Plan(s) | Underfunded Plans
Funded status of plan
Benefit Obligations	305	271
Funded Status	(305)	(271)
Non-US Defined Benefit Pension Plans | Non-U.S. Plans
Retirement-related plans cost:
Total net periodic pension (income)/cost of defined benefit plans	734	541	521
Qualified defined benefit pension plans | Non-U.S. Plans | Overfunded Plans
Funded status of plan
Benefit Obligations	13,169	22,625
Fair Value of Plan Assets	16,011	25,096
Funded Status	2,843	2,471
Qualified defined benefit pension plans | Non-U.S. Plans | Underfunded Plans
Funded status of plan
Benefit Obligations	24,659	14,507
Fair Value of Plan Assets	19,351	10,626
Funded Status	(5,308)	(3,881)
Nonqualified defined benefit pension plans | Non-U.S. Plans | Underfunded Plans
Funded status of plan
Benefit Obligations	5,033	5,452
Funded Status	(5,033)	(5,452)
Defined Contribution Plans
Retirement-related plans cost:
Cost of defined contribution plans	1,513	1,430	1,450
Defined Contribution Plans | U.S. Plan(s)
Retirement-related plans cost:
Cost of defined contribution plans	905	902	972
Defined Contribution Plans | Non-U.S. Plans
Retirement-related plans cost:
Cost of defined contribution plans	608	527	478
IBM 401(k) Plus Plan
Defined Contribution Plans
Maximum percentage, dollar-for-dollar match by entity to employee contribution of eligible compensation for employees hired prior to January 1, 2005 (as a percent)	6.00%	6.00%
Maximum percentage, dollar-for-dollar match by entity to employee contribution of eligible compensation for employees hired after January 1, 2005 (as a percent)	5.00%	5.00%
Employer's automatic contribution as a percentage of eligible compensation, lowest level defined	1.00%	1.00%
Employer's automatic contribution as a percentage of eligible compensation, second level defined	2.00%	2.00%
Employer's automatic contribution as a percentage of eligible compensation, highest level defined	4.00%	4.00%
Service period after which employees receive automatic contributions (in years)	1 year	1 year
Retirement-related plans cost:
Cost of defined contribution plans	1,483	1,409	1,424
IBM 401(k) Plus Plan | U.S. Plan(s)
Retirement-related plans cost:
Cost of defined contribution plans	875	882	946
IBM Excess 401(k) Plus Plan
Defined Contribution Plans
Service period after which employees receive automatic contributions (in years)	1 year	1 year
Retirement-related plans cost:
Cost of defined contribution plans	30	20	26
IBM Excess 401(k) Plus Plan | U.S. Plan(s)
Retirement-related plans cost:
Cost of defined contribution plans	30	20	26
Other defined contribution plans | Non-U.S. Plans
Retirement-related plans cost:
Cost of defined contribution plans	608	527	478
Nonpension Postretirement Plans
Retirement-related plans cost:
Total net periodic pension (income)/cost of defined benefit plans	345	347	350
Nonpension Postretirement Plans | U.S. Plan(s)
Retirement-related plans cost:
Minimum years of service remaining from retirement eligibility to participate in Future Health Account (FHA) benefits	5 years	5 years
Service period for retirement within which employees are covered under the entity's prior health benefits arrangements (in years)	5 years	5 years
Total net periodic pension (income)/cost of defined benefit plans	269	281	292
Funded status of plan
Benefit Obligations	5,273	5,123	5,100
Fair Value of Plan Assets	38	35	33
Funded Status	(5,235)	(5,088)
Nonpension Postretirement Plans | U.S. Plan(s) | Underfunded Plans
Funded status of plan
Benefit Obligations	5,273	5,123
Fair Value of Plan Assets	38	35
Funded Status	(5,235)	(5,088)
Nonpension Postretirement Plans | Non-U.S. Plans
Retirement-related plans cost:
Total net periodic pension (income)/cost of defined benefit plans	76	66	58
Funded status of plan
Benefit Obligations	901	872	767
Fair Value of Plan Assets	112	120	104
Funded Status	(789)	(752)
Nonpension Postretirement Plans | Non-U.S. Plans | Overfunded Plans
Funded status of plan
Benefit Obligations	7	8
Fair Value of Plan Assets	7	9
Funded Status	0	1
Nonpension Postretirement Plans | Non-U.S. Plans | Underfunded Plans
Funded status of plan
Benefit Obligations	894	864
Fair Value of Plan Assets	105	111
Funded Status	$ (789)	$ (753)